RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	$ 51	$ 100	$ 265
Rent And Maintenance [Member]
Related Party Transaction [Line Items]
Expenses	2,182	2,046	2,412
Rad Bynet [Member]
Related Party Transaction [Line Items]
Reimbursements for services provided	1,060	1,699	1,197
Rad Bynet [Member] | Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	51	100	265
Rad Bynet [Member] | Inventories [Member]
Related Party Transaction [Line Items]
Expenses	$ 4,770	$ 2,911	$ 4,149